Segment Information - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023 Segment	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Revenues		$ 2,986.4	$ 3,083.8	$ 2,716.3
Percentage of accounts receivable due from one customer			10.50%
Accounts receivable			$ 60.0
Accounts Receivable, Noncurrent		86.8
Accounts Receivable, Current		$ 100.9
Percentage of accounts receivable due from two customer, current		12.50%
Percentage of accounts receivable due from two customer, non current		10.80%
Number of Reportable Segments | Segment	2
Starz Business
Revenues		$ 545.9	775.5	$ 648.2
Amount due from customer		33.4	157.6
Motion Picture And Television Production
Revenue from one individual external customer		$ 411.1	$ 337.1
Maximum
Percentage of total revenue		10.00%
Percentage of accounts receivable due from one customer			10.00%
Percentage of accounts receivable due from two customer		10.00%
Maximum | Motion Picture And Television Production
Percentage of revenue from one individual external customer		10.00%	10.00%